Condensed consolidating financial statements (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Condensed Consolidating Income Statement

	Condensed Consolidating Income Statement

Period ended 30 June 2019

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	4,039	—	—	8,269	(138)	12,170

Raw materials and consumables used	—	(303)	—	—	(2,025)	117	(2,211)

Changes in inventories of finished goods and work in progress	—	(4)	—	—	152	—	148

Employee benefit costs	(4)	(99)	(8)	—	(1,369)	5	(1,475)

Depreciation, amortisation and impairment costs	—	(40)	—	—	(481)	—	(521)

Other operating income	—	1	13	—	1,692	(1,677)	29

Other operating expenses	(13)	(3,324)	(8)	—	(2,116)	1,701	(3,760)

(Loss)/profit from operations	(17)	270	(3)	—	4,122	8	4,380

Net finance income/(costs)	48	3	(217)	1	(565)	(43)	(773)

Share of post-tax results of associates and joint ventures	—	—	—	—	258	—	258

Profit before taxation	31	273	(220)	1	3,815	(35)	3,865

Taxation on ordinary activities	—	(70)	50	—	(946)	(5)	(971)

Equity income from subsidiaries	2,895	1,210	1,828	1,424	—	(7,357)	—

Profit for the period	2,926	1,413	1,658	1,425	2,869	(7,397)	2,894

Attributable to:

Owners of the parent	2,926	1,413	1,658	1,425	2,789	(7,397)	2,814

Non-controlling interests	—	—	—	—	80	—	80

	2,926	1,413	1,658	1,425	2,869	(7,397)	2,894

Notes to the Interim Financial Statements

	Condensed Consolidating Income Statement

Period ended 30 June 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	3,684	—	—	8,038	(86)	11,636

Raw materials and consumables used	—	(291)	—	—	(2,121)	57	(2,355)

Changes in inventories of finished goods and work in progress	—	(4)	—	—	80	—	76

Employee benefit costs	(5)	(86)	(2)	—	(1,321)	5	(1,409)

Depreciation, amortisation and impairment costs	—	(50)	—	—	(387)	—	(437)

Other operating income	—	2	11	—	1,587	(1,568)	32

Other operating expenses	(11)	(3,189)	(4)	—	(1,490)	1,589	(3,105)

(Loss)/profit from operations	(16)	66	5	—	4,386	(3)	4,438

Net finance income/(costs)	36	(1)	(206)	1	(490)	(41)	(701)

Share of post-tax results of associates and joint ventures	—	—	—	—	232	—	232

Profit before taxation	20	65	(201)	1	4,128	(44)	3,969

Taxation on ordinary activities	—	(55)	41	—	(1,179)	—	(1,193)

Equity income from subsidiaries	2,776	1,201	1,625	1,227	—	(6,829)	—

Profit for the period	2,796	1,211	1,465	1,228	2,949	(6,873)	2,776

Attributable to:

Owners of the parent	2,796	1,211	1,465	1,228	2,863	(6,873)	2,690

Non-controlling interests	—	—	—	—	86	—	86

	2,796	1,211	1,465	1,228	2,949	(6,873)	2,776

Notes to the Interim Financial Statements

	Condensed Consolidating Income Statement

Period ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	12,170	—	12,170

Raw materials and consumables used	—	—	—	—	(2,211)	—	(2,211)

Changes in inventories of finished goods and work in progress	—	—	—	—	148	—	148

Employee benefit costs	(4)	—	—	(8)	(1,467)	4	(1,475)

Depreciation, amortisation and impairment costs	—	—	—	—	(521)	—	(521)

Other operating income	—	—	—	13	16	—	29

Other operating expenses	(13)	(2)	(2)	(8)	(3,748)	13	(3,760)

(Loss)/profit from operations	(17)	(2)	(2)	(3)	4,387	17	4,380

Net finance income/(costs)	48	16	96	(217)	(721)	5	(773)

Share of post-tax results of associates and joint ventures	—	—	—	—	258	—	258

Profit before taxation	31	14	94	(220)	3,924	22	3,865

Taxation on ordinary activities	—	(3)	4	50	(1,022)	—	(971)

Equity income from subsidiaries	2,895	—	—	1,828	—	(4,723)	—

Profit for the period	2,926	11	98	1,658	2,902	(4,701)	2,894

Attributable to:

Owners of the parent	2,926	11	98	1,658	2,822	(4,701)	2,814

Non-controlling interests	—	—	—	—	80	—	80

	2,926	11	98	1,658	2,902	(4,701)	2,894

Notes to the Interim Financial Statements

	Condensed Consolidating Income Statement

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	11,636	—	11,636

Raw materials and consumables used	—	—	—	—	(2,355)	—	(2,355)

Changes in inventories of finished goods and work in progress	—	—	—	—	76	—	76

Employee benefit costs	(5)	—	—	(2)	(1,407)	5	(1,409)

Depreciation, amortisation and impairment costs	—	—	—	—	(437)	—	(437)

Other operating income	—	—	—	11	21	—	32

Other operating expenses	(11)	(1)	(1)	(4)	(3,099)	11	(3,105)

(Loss)/profit from operations	(16)	(1)	(1)	5	4,435	16	4,438

Net finance income/(costs)	36	223	36	(206)	(702)	(88)	(701)

Share of post-tax results of associates and joint ventures	—	—	—	—	232	—	232

Profit before taxation	20	222	35	(201)	3,965	(72)	3,969

Taxation on ordinary activities	—	(76)	3	41	(1,161)	—	(1,193)

Equity income from subsidiaries	2,776	—	—	1,625	—	(4,401)	—

Profit for the period	2,796	146	38	1,465	2,804	(4,473)	2,776

Attributable to:

Owners of the parent	2,796	146	38	1,465	2,718	(4,473)	2,690

Non-controlling interests	—	—	—	—	86	—	86

	2,796	146	38	1,465	2,804	(4,473)	2,776

Condensed Consolidating Statement of Other Comprehensive Income
Notes to the Interim Financial Statements

	Condensed Consolidating Statement of Other Comprehensive Income

Period ended 30 June 2019

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the period	2,926	1,413	1,658	1,425	2,869	(7,397)	2,894

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	58	58	58	73	(175)	72

Differences on exchange	—	58	58	58	154	(175)	153

Cash flow hedges	—	—	—	—	(161)	—	(161)

Net investment hedges	—	—	—	—	4	—	4

Associates - share of OCI net of tax	—	—	—	—	29	—	29

Tax on items that may be reclassified	—	—	—	—	47	—	47

Items that will not be reclassified subsequently to profit or loss:	—	41	10	12	(698)	(27)	(662)

Retirement benefit schemes	—	46	14	17	(874)	(36)	(833)
Associates - share of OCI net of tax	—	—	—	—	15	—	15
Tax on items that will not be reclassified	—	(5)	(4)	(5)	161	9	156

Total other comprehensive income/(expense) for the period, net of tax	—	99	68	70	(625)	(202)	(590)

Share of OCI (other reserves)	(662)	—	—	—	—	662	—

Share of OCI (retained earnings)	72	—	—	—	—	(72)	—

Total comprehensive income/(expense) for the period, net of tax	2,336	1,512	1,726	1,495	2,244	(7,009)	2,304

Attributable to:

Owners of the parent	2,336	1,512	1,726	1,495	2,171	(7,009)	2,231

Non-controlling interests	—	—	—	—	73	—	73

	2,336	1,512	1,726	1,495	2,244	(7,009)	2,304

Notes to the Interim Financial Statements

	Condensed Consolidating Statement of Other Comprehensive Income

Period ended 30 June 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the period	2,796	1,211	1,465	1,228	2,949	(6,873)	2,776

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	—	—	—	978	—	978

Differences on exchange	—	—	—	—	1,358	—	1,358

Cash flow hedges	—	—	—	—	15	—	15

Net investment hedges	—	—	—	—	(328)	—	(328)

Associates - share of OCI net of tax	—	—	—	—	(58)	—	(58)

Tax on items that may be reclassified	—	—	—	—	(9)	—	(9)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	287	—	287

Retirement benefit schemes	—	—	—	—	343	—	343

Tax on items that will not be reclassified	—	—	—	—	(56)	—	(56)

Total other comprehensive income for the period, net of tax	—	—	—	—	1,265	—	1,265

Share of OCI (other reserves)	287	—	—	—	—	(287)	—

Share of OCI (retained earnings)	978	—	—	—	—	(978)	—

Total comprehensive income/(expense) for the period, net of tax	4,061	1,211	1,465	1,228	4,214	(8,138)	4,041

Attributable to:

Owners of the parent	4,061	1,211	1,465	1,228	4,125	(8,138)	3,952

Non-controlling interests	—	—	—	—	89	—	89

	4,061	1,211	1,465	1,228	4,214	(8,138)	4,041

Notes to the Interim Financial Statements

	Condensed Consolidating Statement of Other Comprehensive Income

Period ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the period	2,926	11	98	1,658	2,902	(4,701)	2,894

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	(167)	14	58	167	—	72

Differences on exchange	—	—	—	58	95	—	153

Cash flow hedges	—	(167)	14	—	(8)	—	(161)

Net investment hedges	—	—	—	—	4	—	4

Associates - share of OCI net of tax	—	—	—	—	29	—	29

Tax on items that may be reclassified	—	—	—	—	47	—	47

Items that will not be reclassified subsequently to profit or loss:	—	—	—	10	(672)	—	(662)

Retirement benefit schemes	—	—	—	14	(847)	—	(833)

Associates - share of OCI net of tax	—	—	—	—	15	—	15

Tax on items that will not be reclassified	—	—	—	(4)	160	—	156

Total other comprehensive (expense)/income for the period, net of tax	—	(167)	14	68	(505)	—	(590)

Share of OCI (other reserves)	(662)	—	—	—	—	662	—

Share of OCI (retained earnings)	72	—	—	—	—	(72)	—

Total comprehensive income/(expense) for the period, net of tax	2,336	(156)	112	1,726	2,397	(4,111)	2,304

Attributable to:

Owners of the parent	2,336	(156)	112	1,726	2,324	(4,111)	2,231

Non-controlling interests	—	—	—	—	73	—	73

	2,336	(156)	112	1,726	2,397	(4,111)	2,304

Notes to the Interim Financial Statements

	Condensed Consolidating Statement of Other Comprehensive Income

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Profit for the period	2,796	146	38	1,465	2,804	(4,473)	2,776

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	19	10	—	949	—	978

Differences on exchange	—	—	—	—	1,358	—	1,358

Cash flow hedges	—	19	10	—	(14)	—	15

Net investment hedges	—	—	—	—	(328)	—	(328)

Associates - share of OCI net of tax	—	—	—	—	(58)	—	(58)

Tax on items that may be reclassified	—	—	—	—	(9)	—	(9)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	287	—	287

Retirement benefit schemes	—	—	—	—	343	—	343

Tax on items that will not be reclassified	—	—	—	—	(56)	—	(56)

Total other comprehensive income for the period, net of tax	—	19	10	—	1,236	—	1,265

Share of OCI (other reserves)	287	—	—	—	—	(287)	—

Share of OCI (retained earnings)	978	—	—	—	—	(978)	—

Total comprehensive income/(expense) for the period, net of tax	4,061	165	48	1,465	4,040	(5,738)	4,041

Attributable to:

Owners of the parent	4,061	165	48	1,465	3,951	(5,738)	3,952

Non-controlling interests	—	—	—	—	89	—	89

	4,061	165	48	1,465	4,040	(5,738)	4,041

Condensed Consolidating Balance Sheet
Notes to the Interim Financial Statements

	Condensed Consolidating Balance Sheet

As at 30 June 2019

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	2,929	—	7,742	113,417	(1)	124,087

Property, plant and equipment	—	770	1	—	4,912	—	5,683

Investments in subsidiaries	29,775	17,424	30,976	19,562	—	(97,737)	—

Investments in associates and joint ventures	—	—	—	—	2,057	—	2,057

Retirement benefit assets	—	—	—	—	378	—	378

Deferred tax assets	—	448	18	4	37	—	507

Trade and other receivables	—	5	448	26	352	(548)	283

Investments held at fair value	—	—	—	—	20	—	20

Derivative financial instruments	—	—	—	—	681	—	681

Total non-current assets	29,775	21,576	31,443	27,334	121,854	(98,286)	133,696

Inventories	—	681	—	—	6,008	20	6,709

Income tax receivable	—	28	—	—	66	—	94

Trade and other receivables	2,886	936	918	51	5,048	(5,887)	3,952

Investments held at fair value	—	—	—	—	167	—	167

Derivative financial instruments	—	—	—	—	177	—	177

Cash and cash equivalents	6	—	—	—	3,308	(6)	3,308

	2,892	1,645	918	51	14,774	(5,873)	14,407

Assets classified as held-for-sale	—	—	—	—	9	—	9

Total current assets	2,892	1,645	918	51	14,783	(5,873)	14,416

Total assets	32,667	23,221	32,361	27,385	136,637	(104,159)	148,112

Equity - capital and reserves

Share capital	614	14,962	14,358	22,605	2,191	(54,116)	614

Share premium, capital redemption and merger reserves	22,855	—	—	—	27,900	(24,148)	26,607

Other reserves	(573)	21	23	23	(260)	505	(261)

Retained earnings	6,975	4,585	7,093	4,716	36,305	(21,352)	38,322

Owners of the parent	29,871	19,568	21,474	27,344	66,136	(99,111)	65,282

Non-controlling interests	—	—	—	—	254	—	254

Total equity	29,871	19,568	21,474	27,344	66,390	(99,111)	65,536

Liabilities

Borrowings	1,571	41	7,015	—	34,525	(1,571)	41,581

Retirement benefit liabilities	—	800	54	17	846	—	1,717

Deferred tax liabilities	—	—	—	—	17,703	—	17,703

Provisions	1	1	—	—	343	(1)	344

Trade and other payables	8	13	80	—	1,502	(556)	1,047

Derivative financial instruments	—	—	—	—	391	—	391

Total non-current liabilities	1,580	855	7,149	17	55,310	(2,128)	62,783

Borrowings	13	161	3,104	—	7,401	(1,968)	8,711

Income tax payable	—	—	76	—	712	4	792

Provisions	—	24	—	—	270	—	294

Trade and other payables	1,203	2,613	558	24	6,320	(956)	9,762

Derivative financial instruments	—	—	—	—	234	—	234

Total current liabilities	1,216	2,798	3,738	24	14,937	(2,920)	19,793

Total equity and liabilities	32,667	23,221	32,361	27,385	136,637	(104,159)	148,112

Notes to the Interim Financial Statements

	Condensed Consolidating Balance Sheet

As at 31 December 2018

	BAT p.l.c.	RJRT	RAI	RJRTH	All other companies		BAT Group

	Parent guarantor	Issuer (LB)	Issuer (RB) Subsidiary guarantor (LB)	Subsidiary guarantor (LB & RB)	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	2,935	—	7,737	113,342	(1)	124,013

Property, plant and equipment	—	763	1	—	4,402	—	5,166

Investments in subsidiaries	32,543	21,368	30,625	19,636	—	(104,172)	—

Investments in associates and joint ventures	—	—	—	—	1,737	—	1,737

Retirement benefit assets	—	—	—	—	1,147	—	1,147

Deferred tax assets	—	521	17	4	(198)	—	344

Trade and other receivables	—	5	464	32	762	(578)	685

Investments held at fair value	—	—	—	—	39	—	39

Derivative financial instruments	—	—	—	—	556	—	556

Total non-current assets	32,543	25,592	31,107	27,409	121,787	(104,751)	133,687

Inventories	—	711	—	—	5,319	(1)	6,029

Income tax receivable	—	—	—	—	74	—	74

Trade and other receivables	7,306	1,102	820	59	4,431	(10,130)	3,588

Investments held at fair value	—	—	—	—	178	—	178

Derivative financial instruments	—	—	—	—	179	—	179

Cash and cash equivalents	6	—	—	—	2,602	(6)	2,602

	7,312	1,813	820	59	12,783	(10,137)	12,650

Assets classified as held-for-sale	—	—	—	—	5	—	5

Total current assets	7,312	1,813	820	59	12,788	(10,137)	12,655

Total assets	39,855	27,405	31,927	27,468	134,575	(114,888)	146,342

Equity - capital and reserves

Share capital	614	14,948	14,348	22,586	1,921	(53,803)	614

Share premium, capital redemption and merger reserves	22,854	—	—	—	28,755	(25,003)	26,606

Other reserves	204	(46)	(44)	(46)	(335)	(66)	(333)

Retained earnings	11,291	8,420	6,853	4,888	36,974	(29,869)	38,557

Owners of the parent	34,963	23,322	21,157	27,428	67,315	(108,741)	65,444

Non-controlling interests	—	—	—	—	244	—	244

Total equity	34,963	23,322	21,157	27,428	67,559	(108,741)	65,688

Liabilities

Borrowings	1,571	126	8,140	—	35,018	(1,571)	43,284

Retirement benefit liabilities	—	853	53	18	741	—	1,665

Deferred tax liabilities	—	—	—	—	17,776	—	17,776

Provisions	1	1	—	—	330	(1)	331

Trade and other payables	8	15	89	—	1,529	(586)	1,055

Derivative financial instruments	—	—	—	—	214	—	214

Total non-current liabilities	1,580	995	8,282	18	55,608	(2,158)	64,325

Borrowings	2,062	98	1,573	—	3,497	(3,005)	4,225

Income tax payable	—	8	133	—	712	—	853

Provisions	—	20	—	—	298	—	318

Trade and other payables	1,248	2,962	782	22	6,599	(982)	10,631

Derivative financial instruments	2	—	—	—	302	(2)	302

Total current liabilities	3,312	3,088	2,488	22	11,408	(3,989)	16,329

Total equity and liabilities	39,855	27,405	31,927	27,468	134,575	(114,888)	146,342

Notes to the Interim Financial Statements

	Condensed Consolidating Balance Sheet

As at 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	—	124,087	—	124,087

Property, plant and equipment	—	—	—	1	5,682	—	5,683

Investments in subsidiaries	29,775	—	718	30,976	—	(61,469)	—

Investments in associates and joint ventures	—	—	—	—	2,057	—	2,057

Retirement benefit assets	—	—	—	—	378	—	378

Deferred tax assets	—	113	—	18	376	—	507

Trade and other receivables	—	15,719	17,338	448	(31,648)	(1,574)	283

Investments held at fair value	—	—	—	—	20	—	20

Derivative financial instruments	—	—	1,013	—	(11)	(321)	681

Total non-current assets	29,775	15,832	19,069	31,443	100,941	(63,364)	133,696

Inventories	—	—	—	—	6,709	—	6,709

Income tax receivable	—	—	—	—	94	—	94

Trade and other receivables	2,886	2,118	22,617	918	(17,543)	(7,044)	3,952

Investments held at fair value	—	—	—	—	167	—	167

Derivative financial instruments	—	—	418	—	(233)	(8)	177

Cash and cash equivalents	6	843	926	—	1,539	(6)	3,308

	2,892	2,961	23,961	918	(9,267)	(7,058)	14,407

Assets classified as held-for-sale	—	—	—	—	9	—	9

Total current assets	2,892	2,961	23,961	918	(9,258)	(7,058)	14,416

Total assets	32,667	18,793	43,030	32,361	91,683	(70,422)	148,112

Equity - capital and reserves

Share capital	614	—	231	14,358	614	(15,203)	614

Share premium, capital redemption and merger reserves	22,855	30	—	—	34,183	(30,461)	26,607

Other reserves	(573)	(324)	(1,077)	23	(261)	1,951	(261)

Retained earnings	6,975	116	2,939	7,093	38,322	(17,123)	38,322

Owners of the parent	29,871	(178)	2,093	21,474	72,858	(60,836)	65,282

Non-controlling interests	—	—	—	—	254	—	254

Total equity	29,871	(178)	2,093	21,474	73,112	(60,836)	65,536

Liabilities

Borrowings	1,571	15,606	17,556	7,015	1,407	(1,574)	41,581

Retirement benefit liabilities	—	—	—	54	1,663	—	1,717

Deferred tax liabilities	—	—	26	—	17,677	—	17,703

Provisions	1	—	—	—	344	(1)	344

Trade and other payables	8	—	4	80	963	(8)	1,047

Derivative financial instruments	—	321	394	—	(3)	(321)	391

Total non-current liabilities	1,580	15,927	17,980	7,149	22,051	(1,904)	62,783

Borrowings	13	2,911	22,664	3,104	(12,341)	(7,640)	8,711

Income tax payable	—	3	—	76	713	—	792

Provisions	—	—	—	—	294	—	294

Trade and other payables	1,203	122	3	558	7,910	(34)	9,762

Derivative financial instruments	—	8	290	—	(56)	(8)	234

Total current liabilities	1,216	3,044	22,957	3,738	(3,480)	(7,682)	19,793

Total equity and liabilities	32,667	18,793	43,030	32,361	91,683	(70,422)	148,112

Notes to the Interim Financial Statements

	Condensed Consolidating Balance Sheet

As at 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	—	124,013	—	124,013

Property, plant and equipment	—	—	—	1	5,165	—	5,166

Investments in subsidiaries	32,543	—	718	30,625	—	(63,886)	—

Investments in associates and joint ventures	—	—	—	—	1,737	—	1,737

Retirement benefit assets	—	—	—	—	1,147	—	1,147

Deferred tax assets	—	74	—	17	253	—	344

Trade and other receivables	—	15,707	21,911	464	(35,822)	(1,575)	685

Investments held at fair value	—	—	—	—	39	—	39

Derivative financial instruments	—	—	708	—	(7)	(145)	556

Total non-current assets	32,543	15,781	23,337	31,107	96,525	(65,606)	133,687

Inventories	—	—	—	—	6,029	—	6,029

Income tax receivable	—	—	—	—	74	—	74

Trade and other receivables	7,306	2,567	19,576	820	(13,689)	(12,992)	3,588

Investments held at fair value	—	—	—	—	178	—	178

Derivative financial instruments	—	—	405	—	(215)	(11)	179

Cash and cash equivalents	6	9	56	—	2,537	(6)	2,602

	—	—		—	5	—	5
	7,312	2,576	20,037	820	(5,086)	(13,009)	12,650

Assets classified as held-for-sale	—	—	—	—	5	—	5

Total current assets	7,312	2,576	20,037	820	(5,081)	(13,009)	12,655

Total assets	39,855	18,357	43,374	31,927	91,444	(78,615)	146,342

Equity - capital and reserves

Share capital	614	—	231	14,348	614	(15,193)	614

Share premium, capital redemption and merger reserves	22,854	30	—	—	33,570	(29,848)	26,606

Other reserves	204	(195)	(1,091)	(44)	(319)	1,112	(333)

Retained earnings	11,291	105	2,841	6,853	38,558	(21,091)	38,557

Owners of the parent	34,963	(60)	1,981	21,157	72,423	(65,020)	65,444

Non-controlling interests	—	—	—	—	244	—	244

Total equity	34,963	(60)	1,981	21,157	72,667	(65,020)	65,688

Liabilities

Borrowings	1,571	15,599	18,450	8,140	1,099	(1,575)	43,284

Retirement benefit liabilities	—	—	—	53	1,612	—	1,665

Deferred tax liabilities	—	—	30	—	17,746	—	17,776

Provisions	1	—	—	—	331	(1)	331

Trade and other payables	8	—	4	89	962	(8)	1,055

Derivative financial instruments	—	145	217	—	(3)	(145)	214

Total non-current liabilities	1,580	15,744	18,701	8,282	21,747	(1,729)	64,325

Borrowings	2,062	2,637	22,293	1,573	(12,596)	(11,744)	4,225

Income tax payable	—	2	—	133	718	—	853

Provisions	—	—	—	—	318	—	318

Trade and other payables	1,248	25	30	782	8,679	(133)	10,631

Derivative financial instruments	2	9	369	—	(89)	11	302

Total current liabilities	3,312	2,673	22,692	2,488	(2,970)	(11,866)	16,329

Total equity and liabilities	39,855	18,357	43,374	31,927	91,444	(78,615)	146,342

Condensed Consolidating Cash Flow Statement

Notes to the Interim Financial Statements

	Condensed Consolidating Cash Flow Statement

Period ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(112)	(2)	(43)	(103)	2,436	112	2,288

Net cash generated from/(used in) investing activities	84	377	253	1,655	(2,505)	(72)	(208)

Net cash generated from/(used in) financing activities	28	445	75	(1,552)	(1,009)	45	(1,968)

Net cash flows generated from/(used in) operating, investing and financing activities	—	820	285	—	(1,078)	85	112

Differences on exchange	—	14	(20)	—	(48)	—	(54)

Increase/(decrease) in net cash and cash equivalents in the period	—	834	265	—	(1,126)	85	58

Net cash and cash equivalents at 1 January*	6	9	(35)	—	2,354	(6)	2,328

Net cash and cash equivalents at 30 June	6	843	230	—	1,228	79	2,386

* The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuer, subsidiary guarantors and non-guarantor subsidiaries.

Notes to the Interim Financial Statements

	Condensed Consolidating Cash Flow Statement

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer/ Subsidiary guarantor	Issuer/ Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(47)	(221)	34	264	3,782	46	3,858

Net cash generated from/(used in) investing activities	103	572	258	1,171	(2,252)	(137)	(285)

Net cash (used in)/generated from financing activities	(56)	(471)	(838)	(1,436)	(1,817)	125	(4,493)

Net cash flows (used in)/generated from operating, investing and financing activities	—	(120)	(546)	(1)	(287)	34	(920)

Differences on exchange	—	(2)	22	—	(168)	—	(148)

(Decrease)/increase in net cash and cash equivalents in the period	—	(122)	(524)	(1)	(455)	34	(1,068)

Net cash and cash equivalents at 1 January*	5	122	556	2	2,142	(5)	2,822

Net cash and cash equivalents at 30 June	5	—	32	1	1,687	29	1,754

* The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuer, subsidiary guarantors and non-guarantor subsidiaries.

Statement Preparation In Anticipation Of Exchange Offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Condensed Consolidating Income Statement

Notes to the Interim Financial Statements

	Condensed Consolidating Income Statement

Period ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	—	12,170	—	12,170

Raw materials and consumables used	—	—	—	—	—	(2,211)	—	(2,211)

Changes in inventories of finished goods and work in progress	—	—	—	—	—	148	—	148

Employee benefit costs	(4)	—	—	(1)	(8)	(1,466)	4	(1,475)

Depreciation, amortisation and impairment costs	—	—	—	—	—	(521)	—	(521)

Other operating income	—	—	—	—	13	16	—	29

Other operating expenses	(13)	(2)	(2)	(1)	(8)	(3,747)	13	(3,760)

(Loss)/profit from operations	(17)	(2)	(2)	(2)	(3)	4,389	17	4,380

Net finance income/(costs)	48	16	96	5	(217)	(727)	6	(773)

Share of post-tax results of associates and joint ventures	—	—	—	—	—	258	—	258

Profit before taxation	31	14	94	3	(220)	3,920	23	3,865

Taxation on ordinary activities	—	(3)	4	—	50	(1,022)	—	(971)

Equity income from subsidiaries	2,895	—	—	—	1,828	—	(4,723)	—

Profit for the period	2,926	11	98	3	1,658	2,898	(4,700)	2,894

Attributable to:

Owners of the parent	2,926	11	98	3	1,658	2,818	(4,700)	2,814

Non-controlling interests	—	—	—	—	—	80	—	80

	2,926	11	98	3	1,658	2,898	(4,700)	2,894

Notes to the Interim Financial Statements

	Condensed Consolidating Income Statement

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Revenue	—	—	—	—	—	11,636	—	11,636

Raw materials and consumables used	—	—	—	—	—	(2,355)	—	(2,355)

Changes in inventories of finished goods and work in progress	—	—	—	—	—	76	—	76

Employee benefit costs	(5)	—	—	(1)	(2)	(1,406)	5	(1,409)

Depreciation, amortisation and impairment costs	—	—	—	—	—	(437)	—	(437)

Other operating income	—	—	—	—	11	21	—	32

Other operating expenses	(11)	(1)	(1)	(1)	(4)	(3,098)	11	(3,105)

(Loss)/profit from operations	(16)	(1)	(1)	(2)	5	4,437	16	4,438

Net finance income/(costs)	36	223	36	7	(206)	(686)	(111)	(701)

Share of post-tax results of associates and joint ventures	—	—	—	—	—	232	—	232

Profit before taxation	20	222	35	5	(201)	3,983	(95)	3,969

Taxation on ordinary activities	—	(76)	3	—	41	(1,161)	—	(1,193)

Equity income from subsidiaries	2,776	—	—	—	1,625	—	(4,401)	—

Profit for the period	2,796	146	38	5	1,465	2,822	(4,496)	2,776

Attributable to:

Owners of the parent	2,796	146	38	5	1,465	2,736	(4,496)	2,690

Non-controlling interests	—	—	—	—	—	86	—	86

	2,796	146	38	5	1,465	2,822	(4,496)	2,776

Condensed Consolidating Statement of Other Comprehensive Income

Notes to the Interim Financial Statements

	Condensed Consolidating Statement of Other Comprehensive Income

Period ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the period	2,926	11	98	3	1,658	2,898	(4,700)	2,894

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	(167)	14	—	58	167	—	72

Differences on exchange	—	—	—	—	58	95	—	153

Cash flow hedges	—	(167)	14	—	—	(8)	—	(161)

Net investment hedges	—	—	—	—	—	4	—	4

Associates - share of OCI net of tax	—	—	—	—	—	29	—	29

Tax on items that may be reclassified	—	—	—	—	—	47	—	47

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	10	(672)	—	(662)

Retirement benefit schemes	—	—	—	—	14	(847)	—	(833)

Associates - share of OCI net of tax	—	—	—	—	—	15	—	15

Tax on items that will not be reclassified	—	—	—	—	(4)	160	—	156

Total other comprehensive (expense)/income for the period, net of tax	—	(167)	14	—	68	(505)	—	(590)

Share of OCI (other reserves)	(662)	—	—	—	—	—	662	—

Share of OCI (retained earnings)	72	—	—	—	—	—	(72)	—

Total comprehensive income/(expense) for the period, net of tax	2,336	(156)	112	3	1,726	2,393	(4,110)	2,304

Attributable to:

Owners of the parent	2,336	(156)	112	3	1,726	2,320	(4,110)	2,231

Non-controlling interests	—	—	—	—	—	73	—	73

	2,336	(156)	112	3	1,726	2,393	(4,110)	2,304

Notes to the Interim Financial Statements

	Condensed Consolidating Statement of Other Comprehensive Income

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Profit for the period	2,796	146	38	5	1,465	2,822	(4,496)	2,776

Other comprehensive income/(expense)

Items that may be reclassified subsequently to profit or loss:	—	19	10	—	—	949	—	978

Differences on exchange	—	—	—	—	—	1,358	—	1,358

Cash flow hedges	—	19	10	—	—	(14)	—	15

Net investment hedges	—	—	—	—	—	(328)	—	(328)

Associates - share of OCI net of tax	—	—	—	—	—	(58)	—	(58)

Tax on items that may be reclassified	—	—	—	—	—	(9)	—	(9)

Items that will not be reclassified subsequently to profit or loss:	—	—	—	—	—	287	—	287

Retirement benefit schemes	—	—	—	—	—	343	—	343

Tax on items that will not be reclassified	—	—	—	—	—	(56)	—	(56)

Total other comprehensive income for the period, net of tax	—	19	10	—	—	1,236	—	1,265

Share of OCI (other reserves)	287	—	—	—	—	—	(287)	—

Share of OCI (retained earnings)	978	—	—	—	—	—	(978)	—

Total comprehensive income/(expense) for the period, net of tax	4,061	165	48	5	1,465	4,058	(5,761)	4,041

Attributable to:

Owners of the parent	4,061	165	48	5	1,465	3,969	(5,761)	3,952

Non-controlling interests	—	—	—	—	—	89	—	89

	4,061	165	48	5	1,465	4,058	(5,761)	4,041

Condensed Consolidating Balance Sheet
Notes to the Interim Financial Statements

	Condensed Consolidating Balance Sheet

As at 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	—	—	124,087	—	124,087

Property, plant and equipment	—	—	—	—	1	5,682	—	5,683

Investments in subsidiaries	29,775	—	718	1,498	30,976	—	(62,967)	—

Investments in associates and joint ventures	—	—	—	—	—	2,057	—	2,057

Retirement benefit assets	—	—	—	—	—	378	—	378

Deferred tax assets	—	113	—	—	18	376	—	507

Trade and other receivables	—	15,719	17,338	—	448	(34,165)	943	283

Investments held at fair value	—	—	—	—	—	20	—	20

Derivative financial instruments	—	—	1,013	—	—	(11)	(321)	681

Total non-current assets	29,775	15,832	19,069	1,498	31,443	98,424	(62,345)	133,696

Inventories	—	—	—	—	—	6,709	—	6,709

Income tax receivable	—	—	—	—	—	94	—	94

Trade and other receivables	2,886	2,118	22,617	64	918	(17,544)	(7,107)	3,952

Investments held at fair value	—	—	—	—	—	167	—	167

Derivative financial instruments	—	—	418	—	—	(233)	(8)	177

Cash and cash equivalents	6	843	926	—	—	1,539	(6)	3,308

	2,892	2,961	23,961	64	918	(9,268)	(7,121)	14,407

Assets classified as held-for-sale	—	—	—	—	—	9	—	9

Total current assets	2,892	2,961	23,961	64	918	(9,259)	(7,121)	14,416

Total assets	32,667	18,793	43,030	1,562	32,361	89,165	(69,466)	148,112

Equity - capital and reserves

Share capital	614	—	231	91	14,358	614	(15,294)	614

Share premium, capital redemption and merger reserves	22,855	30	—	1,233	—	34,125	(31,636)	26,607

Other reserves	(573)	(324)	(1,077)	340	23	(261)	1,611	(261)

Retained earnings	6,975	116	2,939	(109)	7,093	38,322	(17,014)	38,322

Owners of the parent	29,871	(178)	2,093	1,555	21,474	72,800	(62,333)	65,282

Non-controlling interests	—	—	—	—	—	254	—	254

Total equity	29,871	(178)	2,093	1,555	21,474	73,054	(62,333)	65,536

Liabilities

Borrowings	1,571	15,606	17,556	—	7,015	(1,109)	942	41,581

Retirement benefit liabilities	—	—	—	2	54	1,661	—	1,717

Deferred tax liabilities	—	—	26	—	—	17,677	—	17,703

Provisions	1	—	—	—	—	344	(1)	344

Trade and other payables	8	—	4	—	80	963	(8)	1,047

Derivative financial instruments	—	321	394	—	—	(3)	(321)	391

Total non-current liabilities	1,580	15,927	17,980	2	7,149	19,533	612	62,783

Borrowings	13	2,911	22,664	2	3,104	(12,280)	(7,703)	8,711

Income tax payable	—	3	—	2	76	711	—	792

Provisions	—	—	—	—	—	294	—	294

Trade and other payables	1,203	122	3	1	558	7,909	(34)	9,762

Derivative financial instruments	—	8	290	—	—	(56)	(8)	234

Total current liabilities	1,216	3,044	22,957	5	3,738	(3,422)	(7,745)	19,793

Total equity and liabilities	32,667	18,793	43,030	1,562	32,361	89,165	(69,466)	148,112

Notes to the Interim Financial Statements

	Condensed Consolidating Balance Sheet

As at 31 December 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Assets

Intangible assets	—	—	—	—	—	124,013	—	124,013

Property, plant and equipment	—	—	—	—	1	5,165	—	5,166

Investments in subsidiaries	32,543	—	718	3,732	30,625	—	(67,618)	—

Investments in associates and joint ventures	—	—	—	—	—	1,737	—	1,737

Retirement benefit assets	—	—	—	15	—	1,132	—	1,147

Deferred tax assets	—	74	—	—	17	253	—	344

Trade and other receivables	—	15,707	21,911	—	464	(38,343)	946	685

Investments held at fair value	—	—	—	—	—	39	—	39

Derivative financial instruments	—	—	708	—	—	(7)	(145)	556

Total non-current assets	32,543	15,781	23,337	3,747	31,107	93,989	(66,817)	133,687

Inventories	—	—	—	—	—	6,029	—	6,029

Income tax receivable	—	—	—	—	—	74	—	74

Trade and other receivables	7,306	2,567	19,576	15	820	(13,626)	(13,070)	3,588

Investments held at fair value	—	—	—	—	—	178	—	178

Derivative financial instruments	—	—	405	—	—	(215)	(11)	179

Cash and cash equivalents	6	9	56	—	—	2,537	(6)	2,602

	—	—			—	5	—	5
	7,312	2,576	20,037	15	820	(5,023)	(13,087)	12,650

Assets classified as held-for-sale	—	—	—	—	—	5	—	5

Total current assets	7,312	2,576	20,037	15	820	(5,018)	(13,087)	12,655

Total assets	39,855	18,357	43,374	3,762	31,927	88,971	(79,904)	146,342

Equity - capital and reserves

Share capital	614	—	231	91	14,348	614	(15,284)	614

Share premium, capital redemption and merger reserves	22,854	30	—	3,401	—	33,562	(33,241)	26,606

Other reserves	204	(195)	(1,091)	363	(44)	(333)	763	(333)

Retained earnings	11,291	105	2,841	(100)	6,853	38,557	(20,990)	38,557

Owners of the parent	34,963	(60)	1,981	3,755	21,157	72,400	(68,752)	65,444

Non-controlling interests	—	—	—	—	—	244	—	244

Total equity	34,963	(60)	1,981	3,755	21,157	72,644	(68,752)	65,688

Liabilities

Borrowings	1,571	15,599	18,450	—	8,140	(1,422)	946	43,284

Retirement benefit liabilities	—	—	—	—	53	1,612	—	1,665

Deferred tax liabilities	—	—	30	4	—	17,742	—	17,776

Provisions	1	—	—	—	—	331	(1)	331

Trade and other payables	8	—	4	—	89	962	(8)	1,055

Derivative financial instruments	—	145	217	—	—	(3)	(145)	214

Total non-current liabilities	1,580	15,744	18,701	4	8,282	19,222	792	64,325

Borrowings	2,062	2,637	22,293	1	1,573	(12,519)	(11,822)	4,225

Income tax payable	—	2	—	—	133	718	—	853

Provisions	—	—	—	—	—	318	—	318

Trade and other payables	1,248	25	30	2	782	8,677	(133)	10,631

Derivative financial instruments	2	9	369	—	—	(89)	11	302

Total current liabilities	3,312	2,673	22,692	3	2,488	(2,895)	(11,944)	16,329

Total equity and liabilities	39,855	18,357	43,374	3,762	31,927	88,971	(79,904)	146,342

Condensed Consolidating Cash Flow Statement

Notes to the Interim Financial Statements

	Condensed Consolidating Cash Flow Statement

Period ended 30 June 2019

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(112)	(2)	(43)	—	(103)	2,436	112	2,288

Net cash generated from/(used in) investing activities	84	377	253	—	1,655	(2,505)	(72)	(208)

Net cash generated from/(used in) financing activities	28	445	75	—	(1,552)	(1,009)	45	(1,968)

Net cash flows generated from/(used in) operating, investing and financing activities	—	820	285	—	—	(1,078)	85	112

Differences on exchange	—	14	(20)	—	—	(48)	—	(54)

Increase/(decrease) in net cash and cash equivalents in the period	—	834	265	—	—	(1,126)	85	58

Net cash and cash equivalents at 1 January*	6	9	(35)	—	—	2,354	(6)	2,328

Net cash and cash equivalents at 30 June	6	843	230	—	—	1,228	79	2,386

* The opening balance of net cash and cash equivalents represents external cash held by the parent guarantor, issuer, subsidiary guarantors and non-guarantor subsidiaries.

Notes to the Interim Financial Statements

	Condensed Consolidating Cash Flow Statement

Period ended 30 June 2018

	BAT p.l.c.	BATCAP	BATIF	BATHTN	BATNF & RAI	All other companies		BAT Group

	Parent guarantor	Issuer	Subsidiary guarantor	Subsidiary guarantor	Subsidiary guarantors	Non-guarantor subsidiaries	Eliminations	Consolidated
	£m	£m	£m	£m	£m	£m	£m	£m

Net cash (used in)/generated from operating activities	(47)	(221)	34	1	264	3,781	46	3,858

Net cash generated from/(used in) investing activities	103	572	258	1	1,171	(2,253)	(137)	(285)

Net cash (used in)/generated from financing activities	(56)	(471)	(838)	(2)	(1,436)	(1,909)	219	(4,493)

Net cash flows (used in)/generated from operating, investing and financing activities	—	(120)	(546)	—	(1)	(381)	128	(920)

Differences on exchange	—	(2)	22	—	—	(168)	—	(148)

(Decrease)/increase in net cash and cash equivalents in the period	—	(122)	(524)	—	(1)	(549)	128	(1,068)

Net cash and cash equivalents at 1 January*	5	122	556	—	2	2,142	(5)	2,822

Net cash and cash equivalents at 30 June	5	—	32	—	1	1,593	123	1,754